    As filed with the Securities and Exchange Commission on July 25, 1997
                                  Securities Act File No. 33-65632;
                                  Investment Company Act File No. 811-7840

--------------------------------------------------------------------------------

                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                           --------------------------------

                                      FORM N-1A
                                REGISTRATION STATEMENT
                           UNDER THE SECURITIES ACT OF 1933          /X/

                             PRE-EFFECTIVE AMENDMENT NO.             / /
                            POST-EFFECTIVE AMENDMENT NO. 8           /X/

                                        AND/OR
                             REGISTRATION STATEMENT UNDER
                            INVESTMENT COMPANY ACT OF 1940           /X/

                                   AMENDMENT NO. 10                  /X/
                           (Check appropriate box or boxes)

                           --------------------------------

                                SCHRODER SERIES TRUST
                  (Exact Name of Registrant as Specified in Charter)
                    787 Seventh Avenue, New York, New York  10019
                 (Address of Principal Executive Offices) (Zip Code)
          Registrant's Telephone Number, including Area Code: (212) 492-6000

                                      ----------

    It is proposed that this filing will become effective (Check appropriate box):
                    immediately upon filing pursuant to paragraph (b)
              -----
                X   on July 28, 1997 pursuant to paragraph (b)
              -----
                    60 days after filing pursuant to paragraph (a)(1)
              -----
                    on (date) pursuant to paragraph (a)(1)
              -----
                    75 days after filing pursuant to paragraph (a)(2)
              -----
                    on (date) pursuant to paragraph (a)(2)
              -----

                                      ----------

                                  CATHERINE A. MAZZA
                                    VICE PRESIDENT
                                SCHRODER SERIES TRUST
                                  787 SEVENTH AVENUE
                              NEW YORK, NEW YORK  10019
                       (Name and Address of Agent for Service)

                                      Copies to:
                               TIMOTHY W. DIGGINS, ESQ.
                                     ROPES & GRAY
                               ONE INTERNATIONAL PLACE
                          BOSTON, MASSACHUSETTS  02110-2624

           APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO THE PUBLIC:
     As soon as practicable after this Registration Statement becomes effective.

   The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 and filed a Rule 24f-2 notice for its fiscal year most recently ended on December 12, 1996.


THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO SCHRODER MIDCAP VALUE FUND, A SERIES OF SHARES OF THE REGISTRANT. NO INFORMATION RELATING TO ANY OTHER SERIES OF SHARES OF SCHRODER SERIES TRUST IS AMENDED OR SUPERSEDED HEREBY.

                                SCHRODER SERIES TRUST
                                CROSS REFERENCE SHEET


PART A

PROSPECTUS FOR INVESTOR SHARES OF MIDCAP VALUE FUND

N-1A ITEM NO.                               LOCATION

1.  Cover Page . . . . . . . . . . . .      Cover page
2.  Synopsis . . . . . . . . . . . . .      Summary of expenses
3.  Condensed Financial Information. .      Not Applicable
4.  General Description of
    Registrant . . . . . . . . . . . .      Investment objectives and policies;
                                            Additional information about the
                                            Trust
5.  Management of the Fund . . . . . .      Additional information about the
                                            Trust; Management of the Trust
5A. Management's Discussion of Fund
    Performance. . . . . . . . . . . .      Not applicable
6.  Capital Stock and Other
    Securities . . . . . . . . . . . .      Additional information about the
                                            Trust; Distributions
7.  Purchase of Securities Being
    Offered. . . . . . . . . . . . . .      How to buy shares; Determination of
                                            Net Asset Value
8.  Redemption or Repurchase . . . . .      How to sell shares
9.  Pending Legal Proceedings. . . . .      Not Applicable

PROSPECTUS FOR ADVISOR SHARES OF MIDCAP VALUE FUND

N-1A ITEM NO.                               LOCATION

1.  Cover Page . . . . . . . . . . . .      Cover page
2.  Synopsis . . . . . . . . . . . . .      Summary of expenses
3.  Condensed Financial Information. .      Not Applicable
4.  General Description of
    Registrant . . . . . . . . . . . .      Investment objectives and policies;
                                            Additional information about the
                                            Trust
5.  Management of the Fund . . . . . .      Additional information about the
                                            Trust; Management of the Trust
5A. Management's Discussion of Fund
    Performance. . . . . . . . . . . .      Not applicable
6.  Capital Stock and Other
     Securities. . . . . . . . . . . .      Additional information about the
                                            Trust; Distributions
7.  Purchase of Securities Being
    Offered. . . . . . . . . . . . . .      How to buy shares; Determination of
                                            Net Asset Value
8.  Redemption or Repurchase . . . . .      How to sell shares
9.  Pending Legal Proceedings. . . . .      Not Applicable

PART B   STATEMENT OF ADDITIONAL INFORMATION FOR MIDCAP VALUE FUND

N-1A ITEM NO.                               LOCATION

10. Cover Page . . . . . . . . . . . .      Cover Page
11. Table of Contents. . . . . . . . .      Table of Contents
12. General Information and History. .      Additional information about the
                                            Trust (Part A)
13. Investment Objectives and
    Policies . . . . . . . . . . . . .      Investment Objectives and Policies
                                            of the Fund and Risk
                                            Considerations; Investment
                                            Restrictions
14. Management of the Registrant . . .      Management Contract

15. Control Persons and Principal
    Holders of Securities. . . . . . .      Not Applicable
16. Investment Advisory and Other
    Services . . . . . . . . . . . . .      Management Contract
17. Brokerage Allocation . . . . . . .      Management Contract (Brokerage and
                                            Research Services)
18. Capital Stock and Other
    Securities . . . . . . . . . . . .      Additional information about the
                                            Trust (Part A); Distributions (Part
                                            A)
19. Purchase, Redemption, and
    Pricing of Securities Being
    Offered. . . . . . . . . . . . . .      How to buy shares (Part A); How to
                                            sell shares (Part A); Determination
                                            of Net Asset Value
20. Tax Status . . . . . . . . . . . .      Taxes (Part A); Taxes
21. Underwriters . . . . . . . . . . .      Principal Underwriter
22. Calculation of Performance Data. .      Performance Information
23. Financial Statements . . . . . . .      Not Applicable

PART C

    The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                              SCHRODER MIDCAP VALUE FUND
                                      Prospectus
                                   INVESTOR SHARES

SCHRODER MIDCAP VALUE FUND seeks long-term capital appreciation. The Fund invests primarily in publicly traded common stocks of "mid-cap" companies -- companies with market capitalizations of between $750 million and $5 billion. The Fund is a series of shares of Schroder Series Trust.

This Prospectus explains concisely the information about the Fund that a prospective investor should know before investing in Investor Shares of the Fund. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Fund and Schroder Series Trust in the July 28, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-464-3108. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                  July 28, 1997

                                  TABLE OF CONTENTS

                                                                            PAGE


Summary of expenses............................................................3
Investment objectives and policies.............................................4
Portfolio turnover.............................................................5
How to buy shares..............................................................5
How to sell shares.............................................................6
Exchanges......................................................................7
Determination of net asset value...............................................7
Distributions..................................................................7
Taxes..........................................................................8
Management of the Trust........................................................8
Performance information........................................................9
Additional information about the Trust........................................10

SUMMARY OF EXPENSES


Expenses are one of several factors to consider when investing in Investor Shares of the Fund. The following tables summarize the estimated expenses the Fund expects to incur in respect of its Investor Shares during the Fund's first full year of operations. The Example shows the cumulative expenses attributable to a $1,000 investment in Investor Shares of the Fund over specified periods.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                None
Maximum Sales Load Imposed on Reinvested Dividends     None
Deferred Sales Load                                    None
Redemption Fees                                        None
Exchange Fee                                           None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

          Management Fees                              0.90%
          12b-1 Fees                                   None
          Other Expenses                               0.45%
                                                       -----
          Total Fund Operating Expenses                1.35%
                                                       -----



                                       EXAMPLE

Your investment of $1,000 in Investor Shares of the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                    1 YEAR         3 YEARS
                    ------         -------

                       $14            $43

The tables and Example are provided to help you understand the expenses of investing in Investor Shares of the Fund and your share of the estimated operating expenses of the Fund attributable to its Investor Shares. "Other Expenses" are based on estimated operating expenses attributable to the Fund's Investor Shares for its first full year of operations. THE TABLES AND EXAMPLE DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.

INVESTMENT OBJECTIVE AND POLICIES


SCHRODER MIDCAP VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in publicly traded common stocks of "mid-cap" companies -- companies with market capitalizations of between $750 million and $5 billion. In selecting investments for the Fund, Schroder Capital Management Inc. ("Schroder"), the Fund's investment adviser, tries to identify companies that have good prospects for earnings growth and whose price-to-earnings ratios are lower than the average price-to-earnings ratios of comparable companies.

Schroder believes that certain mid-cap companies may be undervalued and may offer greater opportunities for capital appreciation than larger companies, for a number of reasons. For example, many mid-cap companies have not attracted substantial coverage by Wall Street analysts or a substantial institutional following. As a result, many investors may not have recognized the full values of such companies or of their potential for earnings growth, or of their financial or business assets. In addition, a mid-cap company may, because of its smaller size, be able to adapt more quickly to competitive or economic changes than larger, longer established companies.

For similar reasons, mid-cap companies may present different investment risks than do large-cap companies. Such companies may have limited product lines, markets, or financial resources and may depend on a limited management group. Their securities may trade less frequently and in smaller volume than more widely held securities, and their values may fluctuate more sharply than other securities. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies. Schroder's strategy for the Fund includes investing in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the short term. Investors should therefore have a long-term investment horizon when investing in the Fund.

Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and securities convertible into common or preferred stocks if Schroder believes such investments would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies determined by Schroder to be "mid-cap" companies. The Fund may hold a portion of its assets in cash or money market instruments.


At times Schroder may decide that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund would invest any portion of its assets in high-quality debt securities, or hold any portion of its assets in cash or money market instruments, to the extent Schroder might consider consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

The Fund is a diversified series of Schroder Series Trust, an open-end management investment company. The investment policies of the Fund may be changed by the Trustees without shareholder approval unless otherwise stated. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that the Fund will achieve its investment objective.


LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when Schroder deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers, and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

PORTFOLIO TURNOVER

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known
as "portfolio turnover."   Portfolio turnover generally involves some expense to
the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Fund's annual portfolio turnover is expected to be less than 100%.

HOW TO BUY SHARES

Investor Shares of the Fund are sold at the net asset value per share next determined after Schroder Fund Advisors Inc., the Fund's distributor, receives your order. In order for you to receive that day's net asset value, Schroder Fund Advisors Inc. must receive your order before the close of regular trading on the New York Stock Exchange.

The minimum initial investment in Investor Shares of the Trust is $25,000 (which may be allocated in any amounts among the Fund and the other series of the Trust) and the minimum for each subsequent investment is $1,000. (Contact Schroder Fund Advisors Inc. for a prospectus relating to other series of the Trust.) Schroder may, in its sole discretion, accept smaller initial or subsequent investments so long as the investor is an employee of Schroder or any of its affiliates or has an investment account with Schroder in amounts specified by Schroder from time to time. The Fund will not issue share certificates unless a shareholder so requests.


Investor Shares of the Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objectives and policies of the Fund and having a readily ascertainable value.) If the Fund receives securities from an investor in exchange for shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis). Any gain on the sale of those securities would be subject to distribution as capital gain to all of the Fund's shareholders. Schroder reserves the right to reject any particular investment. Securities accepted by Schroder will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the net asset value of the Fund's shares. All dividend, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. A gain or loss for federal income tax purposes may be realized by investors upon the exchange. Investors interested in purchases through exchange should telephone Schroder at
(800) 464-3108.

You can make regular investments of $1,000 or more per month in Investor Shares of the Trust through automatic deductions from your bank checking account. Application forms are available from the Trust's transfer agent, Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts 02171 ("Boston Financial").

HOW TO SELL SHARES

Investor Shares of the Fund may be redeemed on any business day by sending a letter of instruction or stock power form to Boston Financial. The redemption price is the net asset value per share next determined after receipt of the
redemption request in good order.   A redemption request is in good order if it
includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and if it is signed exactly in accordance with the registration form. Signatures must be guaranteed by a bank, broker/dealer, or certain other financial institutions. Boston Financial may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners.


Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received in writing by Boston Financial in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

EXCHANGES


You can exchange your Investor Shares of the Fund for Investor Shares of any other series in Schroder Series Trust at any time at their respective net asset values. Contact Boston Financial at 1-800-464-3108 for a prospectus for those other series. To exchange shares, you should complete an exchange authorization form available from Boston Financial and mail it to Boston Financial.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.

DETERMINATION OF NET ASSET VALUE

The Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of its Investor Shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Schroder. The net asset value of the Fund's Investor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

DISTRIBUTIONS

The Fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from net capital gains are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS: (1) reinvest all distributions in additional Investor Shares of the Fund; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of the Fund; or (3) receive all distributions in cash. You can change your distribution option by notifying Boston Financial in writing. If you do not select an option when you open your account, all distributions by the Fund will be reinvested in Investor Shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation.

MANAGEMENT OF THE TRUST


The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. The Trust's investment adviser is Schroder Capital Management Inc. ("Schroder"). Schroder is a wholly owned subsidiary of Schroders Incorporated, which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroders Incorporated (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $4.4 billion as of June 30, 1997. Schroders Incorporated is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of June 30, 1997 had under management assets of approximately $150 billion. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly owned subsidiary of Schroders Incorporated.

Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroder also manages the Trust's other affairs and business. The Trust's principal office is located at 787 Seventh Avenue, New York, New York 10019 (which is also the address of Schroder's principal office), and its telephone number is (212) 641-3900. Schroder has served as investment adviser to the Trust since its inception.

The Fund pays a management fee to Schroder monthly at the annual rate of 0.90% of the Fund's average daily net assets. In order to limit the Fund's expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain expenses of the Fund) until October 31, 1998 to the extent the Fund's expenses (other than Schroder's compensation, brokerage, interest, taxes, deferred organizational expenses, and extraordinary expenses) exceed the annual rate of 0.45% of the Fund's average daily net assets. The Trust pays all expenses not assumed by Schroder, including Trustees' fees, auditing, legal, custodial, and investor servicing and shareholder reporting expenses.

Schroder's investment decisions for the Fund are generally made by a committee of Schroder's investment professionals. Ms. Nancy B. Tooke, Director, Senior Vice President, and Portfolio Manager at Schroder, and Ms. Locke W. Ogens, First Vice President and Portfolio Manager at Schroder, are primarily responsible for making recommendations to the committee for the Fund. Ms. Tooke is also responsible for making recommendations to the committee for Schroder Small Capitalization Value Fund, another series of shares of the Trust and a registered investment company.

Schroder places all orders for purchases and sales of the Fund's investments.
In selecting broker-dealers, Schroder may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Lewco Securities Corp., affiliates of Schroder, may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Schroder may consider sales of shares of the Trust as a factor in the selection of broker-dealers.

PERFORMANCE INFORMATION

Total return data relating to Investor Shares of the Fund may from time to time be included in advertisements about the Fund. When the Fund's total return is advertised with respect to Investor Shares, it will represent the Fund's average annual total return calculated for the past year, the past five years, and the past ten years (or if the Fund's Investor Shares have been offered for a period shorter than one, five, or ten years, that period will be substituted) through the most recent calendar quarter, as more fully described in the Statement of Additional Information. Total return for any period of one year or less represents the actual rate of return on such an investment earned during the period, although annualized figures may also be shown in advertisements. Total return quotations assume that all dividends and distributions are reinvested when paid.

ALL DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of the Fund's Investor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Investor Shares. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Investor Shares to those of various classes of other mutual funds and other investment vehicles. Performance for the Fund's Investor Shares may be compared to various indices. See the Statement of Additional Information for more information.

ADDITIONAL INFORMATION ABOUT THE TRUST


The Trust was established as a Massachusetts business trust in 1993. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into five different series, including the Fund. The Fund's shares are presently divided into two classes, Investor Shares, which are offered through this Prospectus, and Advisor Shares, which are offered through a separate prospectus. Unlike Investor Shares, Advisor Shares are subject to shareholder service fees and distribution fees, which will affect their performance relative to Investor Shares. To obtain more information about Advisor Shares, contact Schroder Series Trust at (800) 464-3108.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class of shares or series generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the Statement of Additional Information. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends and other distributions paid by the Fund on its two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If the Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. The Fund may suspend the sale of its shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

If you own fewer shares of the Fund than a minimum amount set by the Trustees (presently 50 shares), the Trust may choose to redeem your shares in the Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, is the principal underwriter for the Trust. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's administrator and custodian. The Trust currently pays State Street fees for its services as administrator at the annual rate of 0.08% of the Fund's average daily net assets (subject to certain minimum charges). The Fund's transfer agent and registrar is Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171.

                              SCHRODER MIDCAP VALUE FUND
                                      Prospectus
                                    ADVISOR SHARES

SCHRODER MIDCAP VALUE FUND seeks long-term capital appreciation. The Fund invests primarily in publicly traded common stocks of "mid-cap" companies -- companies with market capitalizations of between $750 million and $5 billion. The Fund is a series of shares of Schroder Series Trust.

This Prospectus explains concisely the information about the Fund that a prospective investor should know before investing in Advisor Shares of the Fund. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Fund and Schroder Series Trust in the July 28, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-464-3108. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                  July 28, 1997

                                  TABLE OF CONTENTS

                                                                            PAGE

Summary of expenses............................................................3
Investment objectives and policies.............................................4
Portfolio turnover.............................................................5
How to buy shares..............................................................5
How to sell shares.............................................................6
Exchanges......................................................................7
Determination of net asset value...............................................8
Distributions..................................................................8
Taxes..........................................................................8
Management of the Trust........................................................9
Performance information.......................................................10
Additional information about the Trust........................................11

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Advisor Shares of the Fund. The following tables summarize the estimated expenses the Fund expects to incur in respect of its Advisor Shares during the Fund's first full year of operations. The Example shows the cumulative expenses attributable to a $1,000 investment in Advisor Shares of the Fund over specified periods.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases               None
Maximum Sales Load Imposed on Reinvested Dividends    None
Deferred Sales Load                                   None
Redemption Fees                                       None
Exchange Fee                                          None


ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

    Management Fees                                   0.90%
    12b-1 Fees1                                       None
    Other Expenses                                    0.70%
                                                      -----
    Total Fund Operating Expenses                     1.60%


    ______________________________
     1 The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, with respect to its Advisor Shares. The Fund presently makes no payments under the Plan. See "How to Buy Shares -- Distribution Plan."

                                       EXAMPLE

Your investment of $1,000 in Advisor Shares of the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                     1 YEAR        3 YEARS
                     ------        -------

                       $16            $51

The tables and Example are provided to help you understand the expenses of investing in Advisor Shares of the Fund and your share of the estimated operating expenses of the Fund attributable to its Advisor Shares. "Other Expenses" are based on estimated operating expenses attributable to the Fund's Advisor Shares for its first full year of operations. THE TABLES AND EXAMPLE DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.

INVESTMENT OBJECTIVE AND POLICIES

SCHRODER MIDCAP VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in publicly traded common stocks of "mid-cap" companies -- companies with market capitalizations of between $750 million and $5 billion. In selecting investments for the Fund, Schroder Capital Management Inc. ("Schroder"), the Fund's investment adviser, tries to identify companies that have good prospects for earnings growth and whose price-to-earnings ratios are lower than the average price-to-earnings ratios of comparable companies.

Schroder believes that certain mid-cap companies may be undervalued and may offer greater opportunities for capital appreciation than larger companies, for a number of reasons. For example, many mid-cap companies have not attracted substantial coverage by Wall Street analysts or a substantial institutional following. As a result, many investors may not have recognized the full values of such companies or of their potential for earnings growth, or of their financial or business assets. In addition, a mid-cap company may, because of its smaller size, be able to adapt more quickly to competitive or economic changes than larger, longer established companies.

For similar reasons, mid-cap companies may present different investment risks than do large-cap companies. Such companies may have limited product lines, markets, or financial resources and may depend on a limited management group. Their securities may trade less frequently and in smaller volume than more widely held securities, and their values may fluctuate more sharply than other securities. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies. Schroder's strategy for the Fund includes investing in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the short term. Investors should therefore have a long-term investment horizon when investing in the Fund.

Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and securities convertible into common or preferred stocks if Schroder believes such investments would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies determined by Schroder to be "mid-cap" companies. The Fund may hold a portion of its assets in cash or money market instruments.

At times Schroder may decide that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund would invest any portion of its assets in high-quality debt securities, or hold any portion of its assets in cash or money market instruments, to the extent Schroder might consider consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

The Fund is a diversified series of Schroder Series Trust, an open-end management investment company. The investment policies of the Fund may be changed by the Trustees without shareholder approval unless otherwise stated. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that the Fund will achieve its investment objective.

LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when Schroder deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers, and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

PORTFOLIO TURNOVER

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Fund's annual portfolio turnover is expected to be less than 100%.

HOW TO BUY SHARES

You can purchase Advisor Shares of the Fund through a Service Organization such as a bank, trust company, broker-dealer, or other financial organization having an arrangement with Schroder Fund Advisors Inc. Your Service Organization may impose investment minimums on initial and/or subsequent investments. If you do not have a Service Organization, Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services.

Advisor Shares are sold at their net asset value per share next determined after the Trust receives your order. In order for you to receive the net asset value determined on any day, Schroder

Fund Advisors Inc. must receive your order before the close of regular trading on the New York Stock Exchange on that day.

If Advisor Shares purchased by you will be held in your own name (rather than in the name of your Service Organization), payment for your shares must be accompanied by a completed Account Application in proper form. The Trust or Boston Financial Data Services, Inc., the Trust's transfer agent (the "Transfer Agent"), may request additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians. You may obtain an Account Application from your Service Organization.

The Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive any minimum investment amounts.

DISTRIBUTION PLAN. Schroder Fund Advisors Inc. serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan pursuant to which the Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. The Fund presently makes no payments under the Distribution Plan, although the Trustees may at any time authorize payments at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to its Advisor Shares.

HOW TO SELL SHARES

You can sell your Advisor Shares in the Fund to the Fund any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Fund will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Your Service Organization and Schroder Fund Advisors Inc. must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Service Organization will be responsible for furnishing all necessary documentation to Schroder Fund Advisors Inc., and may charge you for its services.

SELLING SHARES DIRECTLY TO THE FUND

If your Advisor Shares of the Fund are held in your own name (rather than in the name of your Service Organization), you may redeem your shares by mailing a written request for redemption to the Transfer Agent that:

(1)  states the number of shares or dollar amount to be redeemed;

(2)  identifies your account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at 1-800-464-3108. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

WIRE TRANSFER. If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to your account with your Service Organization or to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. The Fund will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing.

GENERAL REDEMPTION POLICIES

The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and the Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of the Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time.

EXCHANGES

You can exchange your Advisor Shares of the Fund for Advisor Shares of any other series in Schroder Series Trust at any time at their respective net asset values. Contact your Service Organization for details. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.

DETERMINATION OF NET ASSET VALUE

The Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of its Advisor Shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Schroder. The net asset value of the Fund's Advisor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

DISTRIBUTIONS

The Fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from net capital gains are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS: (1) reinvest all distributions in additional Advisor Shares of the Fund; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of the Fund; or (3) receive all distributions in cash. You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by the Fund will be reinvested in Advisor Shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. The Trust's investment adviser is Schroder Capital Management Inc. ("Schroder"). Schroder is a wholly owned subsidiary of Schroders Incorporated, which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroders Incorporated (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $4.4 billion as of June 30, 1997. Schroders Incorporated is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of June 30, 1997 had under management assets of approximately $150 billion. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly owned subsidiary of Schroders Incorporated.

Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroder also manages the Trust's other affairs and business. The Trust's principal office is located at 787 Seventh Avenue, New York, New York 10019 (which is also the address of Schroder's principal office), and its telephone number is (212) 641-3900. Schroder has served as investment adviser to the Trust since its inception.

The Fund pays a management fee to Schroder monthly at the annual rate of 0.90% of the Fund's average daily net assets. In order to limit the Fund's expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain expenses of the Fund) until October 31, 1998 to the extent the Fund's expenses (other than Schroder's compensation, brokerage, interest, taxes, deferred organizational expenses, shareholder service fees, and extraordinary expenses) exceed the annual rate of 0.45% of the Fund's average daily net assets. The Trust pays all expenses not assumed by Schroder, including Trustees' fees, auditing, legal, custodial, and investor servicing and shareholder reporting expenses.

Schroder's investment decisions for the Fund are generally made by a committee of Schroder's investment professionals. Ms. Nancy B. Tooke, Director, Senior Vice President, and Portfolio Manager at Schroder, and Ms. Locke W. Ogens, First Vice President and Portfolio Manager at Schroder, are primarily responsible for making recommendations to the committee for the Fund. Ms. Tooke is also responsible for making recommendations to the committee for Schroder Small Capitalization Value Fund, another series of shares of the Trust and a registered investment company.

Schroder places all orders for purchases and sales of the Fund's investments.
In selecting broker-dealers, Schroder may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Lewco Securities Corp., affiliates of Schroder, may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Schroder may consider sales of shares of the Trust as a factor in the selection of broker-dealers.

SHAREHOLDER SERVICING PLAN. The Fund has adopted a Shareholder Servicing Plan (the "Service Plan") for its Advisor Shares. Under the Service Plan, the Fund pays fees to Schroder Fund Advisors Inc. at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Fund Advisors Inc. may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Fund Advisors Inc. at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of the Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Fund may be effected and other matters pertaining to the Fund's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by Schroder Fund Advisors Inc. Please contact your Service Organization for details.

PERFORMANCE INFORMATION

Total return data relating to Advisor Shares of the Fund may from time to time be included in advertisements about the Fund. When the Fund's total return is advertised with respect to Advisor Shares, it will represent the Fund's average annual total return calculated for the past year, the past five years, and the past ten years (or if the Fund's Advisor Shares have been offered for a period shorter than one, five, or ten years, that period will be substituted) through the most recent calendar quarter, as more fully described in the Statement of Additional Information. Total return for any period of one year or less represents the actual rate of return on such an investment earned during the period, although annualized figures may also be shown in advertisements. Total return quotations assume that all dividends and distributions are reinvested when paid.

ALL DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of the Fund's Advisor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Advisor Shares. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Advisor Shares to those of various classes of other mutual funds and other investment vehicles.
Performance for the Fund's Advisor Shares may be compared to various indices. See the Statement of Additional Information for more information.

ADDITIONAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust in 1993. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into five different series, including the Fund. The Fund's shares are presently divided into two classes, Advisor Shares, which are offered through this Prospectus, and Investor Shares, which are offered through a separate prospectus. Unlike Advisor Shares, Investor Shares are not subject to shareholder service fees or distribution fees, which will affect their performance relative to Advisor Shares. To obtain more information about Investor Shares, contact Schroder Series Trust at (800) 464-3108.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class of shares or series generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the Statement of Additional Information. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends and other distributions paid by the Fund on its two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If the Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. The Fund may suspend the sale of its shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

If you own fewer shares of the Fund than a minimum amount set by the Trustees (presently 50 shares), the Trust may choose to redeem your shares in the Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, is the principal underwriter for the Trust. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's administrator and custodian. The Trust currently pays State Street fees for its services as administrator at the annual rate of 0.08% of the Fund's average daily net assets (subject to certain minimum charges). The Fund's transfer agent and registrar is Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171.

                                SCHRODER SERIES TRUST
                              SCHRODER MIDCAP VALUE FUND

                                      FORM N-1A
                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                                    JULY 28, 1997




     This Statement of Additional Information contains information that may be of interest to investors but which is not included in the Prospectuses of Schroder Series Trust (the "Trust") which relate to Schroder MidCap Value Fund (the "Fund"). This Statement relates to the Fund's Investor Shares and Advisor Shares. Investor Shares and Advisor Shares of the Fund are offered through separate Prospectuses, each dated July 28, 1997.

     This Statement is not a prospectus and should be read in conjunction with the Fund's Prospectuses, as they may be revised from time to time. Investors may obtain free copies of the Prospectuses by calling Schroder Capital Management Inc., the Trust's investment adviser, at 1-800-464-3108.

                                  TABLE OF CONTENTS


DEFINITIONS....................................................................1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND
     AND RISK CONSIDERATIONS...................................................1

INVESTMENT RESTRICTIONS........................................................2

TRUSTEES AND OFFICERS..........................................................4

MANAGEMENT CONTRACT............................................................6

DETERMINATION OF NET ASSET VALUE...............................................9

TAXES.........................................................................10

PERFORMANCE INFORMATION.......................................................11

ORGANIZATION AND CAPITALIZATION...............................................11

PRINCIPAL UNDERWRITER.........................................................12

CUSTODIAN.....................................................................12

INDEPENDENT AUDITORS..........................................................13

SHAREHOLDER LIABILITY.........................................................13

OTHER INFORMATION.............................................................13

                                SCHRODER SERIES TRUST
                                  MIDCAP VALUE FUND

                         STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The "Trust"    --   Schroder Series Trust

"Schroder"     --   Schroder Capital Management Inc., the Fund's investment
                    adviser

The "Fund"     --   Schroder MidCap Value Fund



INVESTMENT OBJECTIVES AND POLICIES OF THE FUND AND RISK CONSIDERATIONS

     The investment objectives and policies of the Fund are described in the Fund's Prospectuses. This Statement contains additional information concerning certain investment practices and investment restrictions of the Fund.

     Except as described below under "Investment Restrictions", the investment objectives and policies described in the Prospectuses and in this Statement are not fundamental, and the Trustees may change the investment objectives and policies of the Fund without an affirmative vote of shareholders of the Fund.


REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LOANS OF FUND SECURITIES

     The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, Schroder considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act of 1940 to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Fund may not:


     1. Borrow money in excess of 10% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

     2. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets and then only in connection with borrowings permitted by restriction 1 above.


     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with transactions in futures contracts, options, and other financial instruments.

     4. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.

     5. Purchase or sell real estate or interests in real estate limited partnerships, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

     6. Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts and options and other financial instruments.

     7. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its total assets.

     8.   Invest more than 25% of the value of its total assets in securities of
          issuers in any one industry.   (Securities issued or guaranteed as to
          principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)


     9. Issue any class of securities which is senior to the Fund's shares of beneficial interest. (For the purpose of this restriction, none of the following is deemed to be, or to create a class of, senior securities: any borrowing permitted by restriction 1 above; any pledge or other encumbrance of assets permitted by restriction 2 above; any collateral arrangement with respect to options, futures contracts, options on futures contracts, or other financial instruments, or with respect to initial or variation margin; and the purchase or sale of, or the Fund's otherwise entering into, options, forward contracts, futures contracts, options on futures contracts, or other financial instruments.)

     In addition, it is contrary to the Fund's present policy, which may be changed without shareholder approval, for the Fund to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

                                 -------------------

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment restrictions 1 through 9 listed above, the other investment policies described in the Prospectuses and this Statement are not fundamental and may be changed by the Trustees, without shareholder approval. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

TRUSTEES AND OFFICERS

     The Trustees of the Trust are responsible for the general oversight of the Trust's business. The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. The mailing address of each of the officers and Trustees is 787 Seventh Avenue, New York, New York 10019.

     David N. Dinkins, Trustee. 69. Professor, Columbia University School of International and Public Affairs. Director, American Stock Exchange, Amrep Corporation, Carver Federal Savings Bank, New World Communications Group, Incorporated, and Transderm Laboratory Corporation. Formerly, Mayor, City of New York.

     (*) David Gibson, Trustee and Vice President of the Trust. 36. Director, Schroder Capital Management Inc. and Schroder Investment Management Ltd. Director and Senior Vice President, Schroder Capital Management International Inc.

      John I. Howell, Trustee. 80. Trustee, Schroder Capital Funds and Schroder Capital Funds (Delaware). Director, Schroder Asian Growth Fund, Inc. and American International Life Assurance Company of New York. Private consultant since 1987.

     Peter S. Knight, Trustee. 46. Partner, Wunder, Diefenderfer, Cannon & Thelen. Previously, Campaign Manager, Clinton/Gore '96.


     Ashbel C. Williams, Jr., President of the Trust. 42. President, Schroder Capital Management Inc. Formerly, Executive Director, Florida State Board of Administration.

     Robert Jackowitz, Treasurer of the Trust. 30. Vice President and Comptroller, Schroder Capital Management International Inc. Vice President and Treasurer, Schroder Capital Management Inc. Treasurer and Chief Financial Officer, Schroder Fund Advisors Inc. Treasurer, Schroder Asian Growth Fund, Inc., Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware).

     Catherine A. Mazza, Vice President of the Trust. 37. First Vice President, Schroder Capital Management International Inc. and Schroder Capital Management Inc. President, Schroder Fund Advisors Inc. Vice President, Schroder Asian Growth Fund, Inc., Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Previously served as Vice President, Alliance Capital.

     Alexandra Poe, Clerk of the Trust. 36. Senior Vice President, Secretary, and Fund Counsel, Schroder Fund Advisors Inc. Vice President and Secretary, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware). Assistant Secretary, Schroder Asian Growth Fund, Inc. Vice President, Schroder Capital Management International Inc. Formerly,

Senior Associate Attorney, Gordon, Altman, Butowsky, Weitzen, Shalov & Wein; Vice President and Counsel, Citibank, N.A.

     Mark J. Smith, Vice President of the Trust. 36. Director, Schroder Investment Management Ltd. Director and Senior Vice President, Schroder Capital Management International Inc. and Schroder Capital Management International Ltd. Director and Vice President, Schroder Fund Advisors Inc. Trustee and President, Schroder Capital Funds and Schroder Capital Funds (Delaware). President, Schroder Capital Funds II. Director, Schroder Investment Management (Guernsey) Ltd. and Schroder Japanese Warrant Fund Ltd.

     Jane E. Lucas, Vice President of the Trust. 35. Director and Senior Vice President, Schroder Capital Management International Inc. Director, Schroder Capital Management Inc. Assistant Director, Schroder Investment Management Ltd. Director, Schroder Fund Advisors Inc. Vice President, Schroder Capital Funds, Schroder Capital Funds II, and Schroder Capital Funds (Delaware).

_______________________________________

     (*) Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the Trust, Schroder, or Schroder Fund Advisors Inc.

     Except as otherwise noted, the principal occupations of the Trustees and officers for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers or their affiliates.

     Each Trustee of the Trust who is not an interested person of the Trust, Schroder, or Schroder Fund Advisors Inc. receives an annual fee of $5,000 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Schroder and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. The Trust paid Trustees' fees aggregating $33,000 for the fiscal year ended October 31, 1996. The following table sets forth information regarding compensation paid for the fiscal year ended October 31, 1996 to those Trustees who are not interested persons of the Trust.


                               COMPENSATION TABLE

          ----------------------------------------------------------
                 (1)                  (2)                (3)

               Name of             Aggregate      Total Compensation
               Trustee           Compensation       from Trust and
                                  from Trust      Fund Complex Paid
                                                     to Trustees
          ----------------------------------------------------------
          David N. Dinkins          $11,000            $11,000
          ----------------------------------------------------------
          John I. Howell*             2,750             21,500
          ----------------------------------------------------------

          ----------------------------------------------------------
          Peter S. Knight            11,000             11,000
          ----------------------------------------------------------
          Michael R. Steed**          5,500              5,500
          ----------------------------------------------------------
          Madelon DeVoe Talley***     2,750             15,250
          ----------------------------------------------------------

          * Mr. Howell was elected a Trustee on June 25, 1996. The Total Compensation listed in column (3) for Mr. Howell includes compensation for his services as a Trustee of Schroder Capital Funds ("SCF") and Schroder Capital Funds (Delaware) ("SCFD") and as a Director of Schroder Asian Growth Fund, Inc. ("SAGF"). The Trust, SCF, SCFD, and SAGF are considered part of the same "Fund Complex" for these purposes.

          ** Mr. Steed resigned from the Board of Trustees as of May 15, 1996.


          *** The compensation listed for Ms. DeVoe Talley was for her services as Trustee from June 25, 1996 through October 31, 1996. The Total Compensation listed in column (3) for Ms. DeVoe Talley includes compensation for her services as a Director of SAGF.

     As of July 1, 1997, the Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

MANAGEMENT CONTRACT

     Under a Management Contract between the Trust and Schroder (the "Management Contract"), Schroder, at its expense, provides the Fund with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Fund. The fees to be paid under the Contract are set forth in the Fund's Prospectuses.

     In providing investment advisory services to the Fund, Schroder regularly provides the Fund with investment research, advice, and supervision and furnishes continuously an investment program consistent with the investment objective and policies of the Fund, and determines, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Agreement and Declaration of Trust and By-laws, and of the Investment Company Act of 1940, and to the Fund's investment objectives, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.


     Schroder makes available to the Trust, without expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.


     Under the Management Contract, the Fund is responsible for all its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Fund's assets. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

     Schroder's compensation under the Management Contract may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale.

     State Street Bank and Trust Company ("State Street") provides certain accounting, transfer agency, and other services to the Fund. The Fund compensates State Street on a basis approved by the Trustees.


     The Management Contract provides that Schroder shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Fund or the Trust in connection with rendering services to the Fund or the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

     The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by Schroder on 60 days' written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the Management Contract may be amended only by a vote of the shareholders of the Fund, and the Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to the Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

     Schroder may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Schroder and its affiliates in advising the Fund and other clients, provided that it shall always seek best price and execution with respect to transactions. Certain investments may be appropriate for the Fund and for other clients advised by Schroder. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Schroder on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of Schroder in the interest of achieving the most favorable net results for the Fund and the Trust.

     BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     Schroder places all orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for the Fund the best price and execution available. In seeking the best price and execution, Schroder, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.


     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because Schroder and its affiliates receive such services.


     As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Management Contract, Schroder may cause the Fund to pay a broker which provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.


     To the extent permitted by law, the Fund may engage in brokerage transactions with Schroder & Co. Inc. ("Schroder & Co.") or Lewco Securities Corp. ("Lewco"), each of which is an affiliate of Schroder, or with unaffiliated brokers who trade or clear through Schroder & Co. or Lewco. Consistent with regulations under the Investment Company Act of 1940, the Trust has adopted procedures which are reasonably designed to provide that any commissions or other remuneration the Fund pays to Schroder & Co. and Lewco do not exceed the usual and customary broker's commission. In addition, the Fund will adhere to the rule, under the Securities Exchange Act of 1934, governing floor trading. This rule permits the Fund to effect, but not execute, exchange-listed securities transactions with Schroder & Co. and Lewco. Also, due to securities law limitations, the Fund will limit purchases of securities in a public offering if Schroder & Co. or Lewco or one of their affiliates is a member of the syndicate for that offering.

DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each class of shares of the Fund is determined daily as of 4:00 p.m. New York time on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


     Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities will be valued by a pricing service. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined by Schroder in good faith in accordance with procedures approved by the Trustees.

     If any securities held by the Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government Securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

                                   ----------------


     The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. The Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more series of the Trust or classes of shares may be allocated in proportion to the net asset values of the respective series or classes except where allocations of direct expenses can otherwise be fairly made to a specific series or class.

TAXES

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a Massachusetts business trust, the Fund under present law will not be subject to any excise or income taxes in Massachusetts.


     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

     It is the policy of the Fund to meet the requirements of the Code to qualify as a regulated investment company that is taxed pursuant to Subchapter M of the Code. One of these requirements is that less than 30% of the Fund's gross income must be derived from gains from sale or other disposition of securities held for less than three months (with special rules applying to so-called designated hedges). Accordingly, the Fund will be restricted in selling securities held or considered under Code rules to have been held less than three months, and in engaging in other activities which may cause the Fund's holding period in certain of its assets to be less than three months.

     This discussion of the federal income tax and state tax treatment of the Fund and its shareholders is based on the law as of the date of this Statement of Additional Information.

PERFORMANCE INFORMATION


     Average annual total return of a class of shares of the Fund for one-, five-, and ten-year periods (or for such shorter periods as such shares have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of that class of shares during that period. Total return calculations assume reinvestment of the Fund's distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     From time to time, Schroder may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses, as described in the Fund's current Prospectuses. Any such waiver or assumption would increase the Fund's total return during the period of the waiver or assumption.

ORGANIZATION AND CAPITALIZATION

     The Trust is an open-end investment company established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated May 6, 1993.

     The Fund is one of five series of shares of the Trust. Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each series or class of shares on matters affecting the particular series or class, as determined by the Trustees. For example, a change in a fundamental investment policy for the Fund would be voted upon only by shareholders of the Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Additionally, approval of the Management Contract is a matter to be determined separately by the Fund. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if the Fund were liquidated, each class of shares of the Fund would receive the net assets of the series attributable to the class. Because Investor and Advisor Shares are subject to different expenses, dividends and other distributions of the Fund will normally differ between the two classes. The Trust may suspend the sale of Fund shares at any time and may refuse any order to purchase Fund shares.

     The Trust may create additional series from time to time with different investment objectives and policies. The Fund may offer additional classes of shares subject to different expenses and other features.

PRINCIPAL UNDERWRITER

     Schroder Fund Advisors Inc. is the principal underwriter of the continually offered shares of the Fund. Schroder Fund Advisors Inc. is not obligated to sell any specific amount of shares of the Fund and will purchase shares of the Fund for resale only against orders for shares.

     DISTRIBUTION PLAN FOR ADVISOR SHARES. The Fund has adopted a Distribution Plan pursuant to which the Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to Advisor Shares. The Fund presently makes no payments under the Distribution Plan, although the Trustees may at any time authorize payments at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Advisor Shares.

     The various costs and expenses that may be paid or reimbursed under the Distribution Plan include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees or agents of Schroder Fund Advisors Inc., including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than Schroder Fund Advisors Inc.) or other financial organizations.

     The Distribution Plan may not be amended to increase materially the amount of distribution expenses permitted thereunder without the approval of a majority of the outstanding Advisor Shares of the Fund. Any other material amendment to the Distribution Plan must be approved both by a majority of the Trustees and a majority of those Trustees ("Qualified Trustees") who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. The Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Fund's outstanding Advisor Shares.


CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171, serves as registrar and transfer agent for the Fund.

INDEPENDENT AUDITORS

     Arthur Andersen LLP, independent accountants, provide audit services, tax return preparation services, and assistance and consultation in connection with the Fund's and the Trust's various Securities and Exchange Commission filings.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

OTHER INFORMATION


     The Prospectuses and this Statement, together, do not contain all of the information set forth in the Registration Statement of Schroder Series Trust, as amended, filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                        PART C

                                  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) Financial Statements Included in Parts A and B (with respect to all series of the Trust except the Schroder MidCap Value Fund):

          (1)  Report of Independent Auditors*

          (2) Statement of assets and liabilities, October 31, 1996. Statement of Operations -- period ended October 31, 1996. Statement of Change in net assets -- period ended October 31, 1996. Financial Highlights -- period ended October 31, 1996. Notes to Financial Statements.*

          Included in Part C: None.

     (b)  Exhibits

          (1)       -    Agreement and Declaration of Trust*
          (2)       -    Bylaws*
          (3)       -    Inapplicable
          (4)(A)    -    Forms of certificate representing shares of beneficial
                         interest*
             (B)    -    Portions of Agreement and Declaration of Trust Relating
                         to Shareholders' Rights*
             (C)    -    Portions of Bylaws Relating to Shareholders' Rights*
          (5)(A)    -    Form of Management Contract        *
             (B)    -    Form of Management Contract for MidCap Value Fund*
          (6)(A)    -    Form of Distributor's Contract*
          (7)       -    Inapplicable
          (8)       -    Form of Custodian Agreement*
          (9)(A)    -    Form of Transfer Agent and Servicing Agreement*
             (B)    -    Form of Administration Agreement*
             (C)    -    Form of Shareholder Service Agreement for Advisor
                         Shares*
             (D)    -    Form of Shareholder Servicing Plan for Advisor Shares*
          (10)      -    Opinion and Consent of Ropes & Gray*
          (11)      -    Consent of Independent Public Accountants*
          (12)      -    Inapplicable
          (13)      -    Form of Initial Capital Agreement*
          (14)      -    Inapplicable
          (15)      -    Form of Distribution Plan and Agreement for Advisor
                         Shares*
          (16)      -    Schedule for Computation of Performance Information*
          (17)      -    Financial Data Schedule*
          (18)      -    Multiclass (Rule 18f-3) Plan*
          (19)(A)   -    Powers of Attorney for Messrs. Knight, Dinkins, and
                         Steed*
              (B)   -    Powers of Attorney for Messrs. Gibson, Knight, Dinkins,
                         Howell, Williams, and Jackowitz*

__________________________________
     *  Previously filed.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Schroder Wertheim & Co. Incorporated Profit-Sharing and Savings Incentive Plans and the Lewco Securities Corp. Profit Sharing and Thrift Plans, and the Schroder Wertheim & Co. Pension Plan may be deemed to "control" certain of the Funds. See "Principal Holders of Securities" in the Statement of Additional Information.

ITEM 26.  NUMBER OF RECORD HOLDERS OF SECURITIES


     As of July 15, 1997, the number of shareholders of record of each Fund (other than the MidCap Value Fund) was as follows:

FUND                                       # RECORD SHAREHOLDERS

Schroder Equity Value Fund                      229

Schroder Small Capitalization
Value Fund                                      382

Schroder Investment Grade
Income Fund                                     70

Schroder High Yield Income Fund                 0

Schroder Short-Term Investment Fund             59

ITEM 27.  INDEMNIFICATION


     Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

     SECTION 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the uninterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term

"Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                                   ---------------

     Reference is made to the Distributor's Contract, previously filed, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of the investment adviser or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of the investment adviser or certain of its corporate affiliates, are as follows: Ashbel C. Williams, Jr., President and Director, who was Executive Director, Florida State Board of Administration; Paul M. Morris, Director, who was Principal and Senior Portfolio Manager at Weiss Peck & Greer, L.L.C.; Connie Moak-Mazur, Group Vice President, who was Managing Director/Marketing and Client Service, Wasserstein Perella Asset Management; Locke W. Ogens, First Vice President, who was Vice President and Portfolio Manager, Greenville Capital Management; Cheryl Cohen, Vice President, who was Vice President, Goldman Sachs & Co.; James Gray, Vice President, who was First Vice President, Concord Holding Corporation; and Anita L. Whelan, Vice President/Compliance Officer, who was First Vice President and Director of Compliance, Prudential Securities Incorporated Asset Management Group. The address of the investment adviser and its corporate affiliates is 787 Seventh Avenue, New York, New York 10019.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for Schroder Capital Funds (Delaware), the series of which are Schroder U.S. Equity Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder U.S. Smaller Companies Fund, Schroder International Fund, Schroder International Smaller Companies Fund, and Schroder International Bond Portfolio.

     (b) The directors and officers of the Registrant's principal underwriter are:


                        Positions and Offices with    Positions and Offices with
Name                    Registrant                    Underwriter
----                    --------------------------    --------------------------

Kathleen Adams          None                          Vice President

John Burns              None                          Vice President

Barbara Gottlieb        Assistant Clerk               Assistant Vice President

James L. Gray           None                          Senior Vice President

Lynne D. Gravelle       None                          Assistant Vice President

Fredrica G. Grizzel     None                          Assistant Vice President

Sharon L. Haugh         None                          Director; Chairman

Robert Jackowitz        Treasurer                     Treasurer; Chief Financial
                                                      Officer

Sean P. Keegan          None                          Assistant Vice President

Mary Kunkemueller       None                          Assistant Vice President

Jane E. Lucas           Vice President                Director

Catherine A. Mazza      Vice President                President

Alexandra Poe           Clerk                         Fund Counsel; Senior Vice
                                                      President; Secretary

Mark J. Smith           Vice President                Director; Vice President

M. Randall Strickland   None                          Vice President

Anita L. Whelan         None                          Vice President

     The principal business address of each person listed above is 787 Seventh Avenue, New York, New York 10019.

     (c) Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Alexandra Poe; Registrant's investment adviser, Schroder Capital Management Inc.; Registrant's custodian, State Street Bank & Trust Company; and Registrant's transfer agent and registrar, Boston Financial Data Services, Inc. The address of the Clerk and investment adviser is Equitable Center, 787 Seventh Avenue, New York, New York 10019. The address of the custodian is 225 Franklin Street, Boston, Massachusetts 02110. The address of the transfer agent and registrar is Two Heritage Drive, Quincy, Massachusetts, 02171.

ITEM 31.  MANAGEMENT SERVICES

     None.

ITEM 32.  UNDERTAKINGS

     (a)       Inapplicable.

     (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (c) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


                                        NOTICE

     A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                      SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 16th day of July, 1997.

                                   SCHRODER SERIES TRUST


                                   By:   /s/ Catherine A. Mazza
                                      -------------------------
                                      Name:  Catherine A. Mazza
                                      Title: Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 16th day of July, 1997.

     SIGNATURE                     TITLE

        *                          President of the Trust
--------------------------
Ashbel C. Williams, Jr.


        *                          Treasurer; Principal Financial
--------------------------         Officer; Principal Accounting
Robert Jackowitz                   Officer


        *                          Trustee
--------------------------
David N. Dinkins


        *                          Trustee
--------------------------
David Gibson


        *                          Trustee
--------------------------
John I. Howell


        *                          Trustee
--------------------------
Peter S. Knight


                                   *  By:  /s/ Catherine A. Mazza
                                         ------------------------
                                         Catherine A. Mazza
                                         Attorney-In-Fact

                                    EXHIBIT INDEX


EXHIBIT NO.                        TITLE                                    PAGE

None.